Dividends	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Dividends
19.
Dividends

	Year ended 30 June 2026		Year ended 30 June 2025		Year ended 30 June 2024
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period
Prior year final dividend	60	3,048	74	3,749	80	4,065
Interim dividend	73	3,713	50	2,537	72	3,647
	133	6,761	124	6,286	152	7,712

Dividends paid during the period differs from the amount of dividends paid in the Consolidated Cash Flow Statement as a result of foreign exchange gains and losses between the record date and the payment date of equity distributions. Settlements of US$1 million were made on derivative instruments as part of the funding of the dividend paid during the period and disclosed in ‘Proceeds from cash management related instruments’ in the Consolidated Cash Flow Statement.

Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited. Dividends determined on each ADS represent twice the dividend determined on each BHP Group Limited ordinary share.

Dividends are determined after period-end and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September or October. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to year-end, on 18 August 2026, BHP Group Limited determined a final dividend of 99 US cents per share (US$5,029 million), which will be paid on 23 September 2026 (30 June 2025: final dividend of 60 US cents per share – US$3,045 million; 30 June 2024: final dividend of 74 US cents per share – US$3,752 million).

BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2026	2025	2024
	US$M	US$M	US$M
Franking credits as at 30 June	11,210	10,089	9,165
Franking credits arising from the payment of current tax payable/(receivable)	355	(275)	83
Total franking credits available[1]	11,565	9,814	9,248

1.
The payment of the final 2026 dividend determined after 30 June 2026 will reduce the franking account balance by US$2,156 million.